Application of New Standards, Amendments and Interpretations	6 Months Ended
Jun. 30, 2025
Disclosure of initial application of standards or interpretations [abstract]
Application of New Standards, Amendments and Interpretations	Application of New Standards, Amendments and Interpretations
3(1)    New and amended International Financial Reporting Standards (“IFRS Accounting Standards”) adopted by the Group
New standards, interpretations and amendments issued by International Accounting Standards Board (the “IASB”) and became effective from 2025 are as follows:

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IAS 21, ‘Lack of exchangeability’	January 1, 2025
The above standards and interpretations had no significant impact to the Group’s financial condition and financial performance based on the Group’s assessment.
3(2)    New and revised IFRS Accounting Standards not yet adopted
New standards, interpretations and amendments which have been published by IASB but are not mandatory for the financial period ended June 30, 2025 are listed below:

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
Specific provisions of Amendments to IFRS 9 and IFRS 7, ‘Amendments to the classification and measurement of financial Instruments’	January 1, 2026
Amendments to IFRS 9 and IFRS 7, ‘Contracts referencing nature-dependent electricity’	January 1, 2026
Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026
IFRS 18, ‘Presentation and disclosure in financial statements’	January 1, 2027
IFRS 19, ‘Subsidiaries without public accountability: disclosures’	January 1, 2027
Except for the following, the above standards and interpretations have no significant impact to the Group’s financial condition and financial performance based on the Group’s assessment.
IFRS 18, ‘Presentation and disclosure in financial statements’
IFRS 18, ‘Presentation and disclosure in financial statements’ replaces IAS 1. The standard introduces a defined structure of the statement of comprehensive income, disclosure requirements related to management-defined performance measures, and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes.